RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of table sets forth the major related parties and their relationships with the Group

Name of related parties	Relationship with the Group
Baidu (Hong Kong) Limited (“Baidu”)	Preferred Shareholder of the Company before June 27, 2018 and Class A ordinary shareholder of the Company after June 27, 2018
Baogu	An associate of the Group before August 31, 2017
Shanghai Xiao Qing Information Technology Co., Ltd. (“Xiao Qing”)	An associate of the Group
58.com	2024 Notes holder who appointed one of the Board members of the Company

Schedules of amounts due from related parties, and transactions with related parties

	December 31,	December 31,
	2018	2019
	RMB	RMB
Prepaid advertising expenses
58.com	—	51,590

	2017	2018	2019
	RMB	RMB	RMB
Service provided by the related parties
58.com	—	—	47,054
Baidu	780	1,391	—
Baogu	10,747	—	—
Xiao Qing	1,503	—	—
	13,030	1,391	47,054